September 6, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497 (j)

Re:	Dreyfus Institutional Cash Advantage Funds
CIK No. 1171061
1940 Act File No. 811-21075
Registration Statement File No. 333-86182

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Combined Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on August 24, 2005.

Please address any comments or questions to the undersigned at (212) 922-6883. Thank you.

Very truly yours,

/s/Kiesha Astwood
Kiesha Astwood
Senior Paralegal

Cc: J. Prusnofsky Stroock & Stroock & Lavan, LLP Ernst & Young, LLP